Certain Transactions	12 Months Ended
Mar. 31, 2017
Related Party Transactions [Abstract]
Certain Transactions Disclosure [Text Block]

15. Related Party Transactions

A small percentage (less than 1% in fiscal 2017, 2016 and 2015) of vegetables supplied to the Company’s New York packaging plants are grown by a director of Seneca Foods Corporation, which supplied the Company approximately $1.0 million, $1.0 million, and $0.8 million pursuant to a raw vegetable grower contract in fiscal 2017, 2016 and 2015, respectively.  The Chairman of the Audit Committee reviewed the relationship and determined that the contract was negotiated at arm's length and on no more favorable terms than to other growers in the marketplace.

During the years ended March 31, 2017, 2016 and 2015, the Company made charitable contributions to a related party foundation in the amount of approximately $1.3 million, $2.3 million and $2.2 million, respectively. The Foundation is a nonprofit entity that supports charitable activities by making grants to unrelated organizations or institutions. This Foundation is managed by current employees of the Company.